Provisions and contingent liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Provisions for legal proceedings	$ 30,920	$ 22,551	$ 8,082	$ 17,947
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal proceedings	5,081	883
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal proceedings	22,044	18,650
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal proceedings	$ 3,795	$ 3,018